Fees and Expenses	Dec. 31, 2025
Franklin Allocation VIP Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Franklin Allocation VIP Fund		Class 1	Class 2	Class 4
Management Fees (as a percentage of Assets)		0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.00%	0.25%	0.35%
Other Expenses (as a percentage of Assets):		0.06%	0.06%	0.06%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	0.62%	0.87%	0.97%
Fee Waiver or Reimbursement	[2]	(0.05%)	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.57%	0.82%	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.57% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Franklin Allocation VIP Fund - USD ($)	Class 1	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 58	$ 84	$ 94
Expense Example, with Redemption, 3 Years	193	273	304
Expense Example, with Redemption, 5 Years	340	477	531
Expense Example, with Redemption, 10 Years	$ 769	$ 1,068	$ 1,185

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.77% of the average value of its portfolio.

Portfolio Turnover, Rate	41.77%
FRANKLIN DYNATECH VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN DYNATECH VIP FUND	Class 2	Class 4
Management Fees (as a percentage of Assets)	0.57%	0.57%
Distribution and Service (12b-1) Fees	0.25%	0.35%
Other Expenses (as a percentage of Assets):	0.06%	0.06%
Expenses (as a percentage of Assets)	0.88%	0.98%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN DYNATECH VIP FUND - USD ($)	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 90	$ 100
Expense Example, with Redemption, 3 Years	281	312
Expense Example, with Redemption, 5 Years	488	542
Expense Example, with Redemption, 10 Years	$ 1,084	$ 1,203

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36.55% of the average value of its portfolio.

Portfolio Turnover, Rate	36.55%
FRANKLIN GLOBAL REAL ESTATE VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN GLOBAL REAL ESTATE VIP FUND		Class 1	Class 2
Management Fees (as a percentage of Assets)		1.05%	1.05%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.13%	0.13%
Expenses (as a percentage of Assets)		1.18%	1.43%
Fee Waiver or Reimbursement	[1]	(0.18%)	(0.18%)
Net Expenses (as a percentage of Assets)		1.00%	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 1.00% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN GLOBAL REAL ESTATE VIP FUND - USD ($)	Class 1	Class 2
Expense Example, with Redemption, 1 Year	$ 102	$ 127
Expense Example, with Redemption, 3 Years	357	434
Expense Example, with Redemption, 5 Years	632	764
Expense Example, with Redemption, 10 Years	$ 1,417	$ 1,697

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33.46% of the average value of its portfolio.

Portfolio Turnover, Rate	33.46%
FRANKLIN GROWTH AND INCOME VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN GROWTH AND INCOME VIP FUND		Class 1	Class 2
Management Fees (as a percentage of Assets)		0.63%	0.63%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.16%	0.16%
Expenses (as a percentage of Assets)		0.79%	1.04%
Fee Waiver or Reimbursement	[1]	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		0.59%	0.84%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.59% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN GROWTH AND INCOME VIP FUND - USD ($)	Class 1	Class 2
Expense Example, with Redemption, 1 Year	$ 60	$ 86
Expense Example, with Redemption, 3 Years	232	311
Expense Example, with Redemption, 5 Years	418	554
Expense Example, with Redemption, 10 Years	$ 958	$ 1,252

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36.30% of the average value of its portfolio.

Portfolio Turnover, Rate	36.30%
FRANKLIN INCOME VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN INCOME VIP FUND	Class 1	Class 2	Class 4
Management Fees (as a percentage of Assets)	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.35%
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.47%	0.72%	0.82%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN INCOME VIP FUND - USD ($)	Class 1	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 48	$ 74	$ 84
Expense Example, with Redemption, 3 Years	151	231	262
Expense Example, with Redemption, 5 Years	263	401	456
Expense Example, with Redemption, 10 Years	$ 593	$ 896	$ 1,015

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.45% of the average value of its portfolio.

Portfolio Turnover, Rate	41.45%
FRANKLIN LARGE CAP GROWTH VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN LARGE CAP GROWTH VIP FUND	Class 1	Class 2
Management Fees (as a percentage of Assets)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (as a percentage of Assets):	0.09%	0.11%
Expenses (as a percentage of Assets)	0.84%	1.11%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN LARGE CAP GROWTH VIP FUND - USD ($)	Class 1	Class 2
Expense Example, with Redemption, 1 Year	$ 86	$ 113
Expense Example, with Redemption, 3 Years	268	353
Expense Example, with Redemption, 5 Years	466	612
Expense Example, with Redemption, 10 Years	$ 1,038	$ 1,353

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34.97% of the average value of its portfolio.

Portfolio Turnover, Rate	34.97%
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND	Class 1	Class 2	Class 4
Management Fees (as a percentage of Assets)	0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.35%
Other Expenses (as a percentage of Assets):	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)	0.91%	1.16%	1.26%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - USD ($)	Class 1	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 93	$ 118	$ 128
Expense Example, with Redemption, 3 Years	291	368	399
Expense Example, with Redemption, 5 Years	505	637	691
Expense Example, with Redemption, 10 Years	$ 1,120	$ 1,408	$ 1,522

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43.81% of the average value of its portfolio.

Portfolio Turnover, Rate	43.81%
FRANKLIN MUTUAL SHARES VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MUTUAL SHARES VIP FUND	Class 1	Class 2	Class 4
Management Fees (as a percentage of Assets)	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.35%
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.69%	0.94%	1.04%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MUTUAL SHARES VIP FUND - USD ($)	Class 1	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 70	$ 96	$ 106
Expense Example, with Redemption, 3 Years	221	300	331
Expense Example, with Redemption, 5 Years	384	520	574
Expense Example, with Redemption, 10 Years	$ 859	$ 1,155	$ 1,271

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56.84% of the average value of its portfolio.

Portfolio Turnover, Rate	56.84%
FRANKLIN RISING DIVIDENDS VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN RISING DIVIDENDS VIP FUND		Class 1	Class 2	Class 4
Management Fees (as a percentage of Assets)		0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees		0.00%	0.25%	0.35%
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	0.64%	0.89%	0.99%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN RISING DIVIDENDS VIP FUND - USD ($)	Class 1	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 65	$ 91	$ 101
Expense Example, with Redemption, 3 Years	204	284	315
Expense Example, with Redemption, 5 Years	356	493	547
Expense Example, with Redemption, 10 Years	$ 797	$ 1,096	$ 1,213

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.75% of the average value of its portfolio.

Portfolio Turnover, Rate	20.75%
FRANKLIN SMALL CAP VALUE VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN SMALL CAP VALUE VIP FUND		Class 1	Class 2	Class 4
Management Fees (as a percentage of Assets)		0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees		0.00%	0.25%	0.35%
Other Expenses (as a percentage of Assets):		0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	0.67%	0.92%	1.02%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.66%	0.91%	1.01%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. This arrangement cannot be terminated prior to April 30, 2027 without approval of the board of trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN SMALL CAP VALUE VIP FUND - USD ($)	Class 1	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 67	$ 93	$ 103
Expense Example, with Redemption, 3 Years	213	293	323
Expense Example, with Redemption, 5 Years	372	509	562
Expense Example, with Redemption, 10 Years	$ 833	$ 1,131	$ 1,246

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56.76% of the average value of its portfolio.

Portfolio Turnover, Rate	56.76%
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN SMALL-MID CAP GROWTH VIP FUND		Class 1	Class 2	Class 4
Management Fees (as a percentage of Assets)		0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.00%	0.25%	0.35%
Other Expenses (as a percentage of Assets):		0.03%	0.03%	0.03%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	0.84%	1.09%	1.19%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN SMALL-MID CAP GROWTH VIP FUND - USD ($)	Class 1	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 86	$ 111	$ 121
Expense Example, with Redemption, 3 Years	268	346	378
Expense Example, with Redemption, 5 Years	466	601	655
Expense Example, with Redemption, 10 Years	$ 1,038	$ 1,329	$ 1,445

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32.41% of the average value of its portfolio.

Portfolio Turnover, Rate	32.41%
FRANKLIN STRATEGIC INCOME VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN STRATEGIC INCOME VIP FUND		Class 1	Class 2	Class 4
Management Fees (as a percentage of Assets)		0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees		0.00%	0.25%	0.35%
Other Expenses (as a percentage of Assets):		0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)	[1]	0.83%	1.08%	1.18%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.82%	1.07%	1.17%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. This arrangement cannot be terminated prior to April 30, 2027 without approval of the board of trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN STRATEGIC INCOME VIP FUND - USD ($)	Class 1	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 84	$ 109	$ 119
Expense Example, with Redemption, 3 Years	264	342	374
Expense Example, with Redemption, 5 Years	460	594	649
Expense Example, with Redemption, 10 Years	$ 1,024	$ 1,316	$ 1,432

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 131.34% of the average value of its portfolio.

Portfolio Turnover, Rate	131.34%
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND		Class 1	Class 2
Management Fees (as a percentage of Assets)		0.50%	0.50%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.03%	0.03%
Acquired Fund Fees and Expenses		0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	0.54%	0.79%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - USD ($)	Class 1	Class 2
Expense Example, with Redemption, 1 Year	$ 55	$ 81
Expense Example, with Redemption, 3 Years	173	253
Expense Example, with Redemption, 5 Years	302	439
Expense Example, with Redemption, 10 Years	$ 678	$ 978

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.32% of the average value of its portfolio.

Portfolio Turnover, Rate	23.32%
TEMPLETON DEVELOPING MARKETS VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - TEMPLETON DEVELOPING MARKETS VIP FUND	Class 1	Class 2	Class 4
Management Fees (as a percentage of Assets)	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.35%
Other Expenses (as a percentage of Assets):	0.07%	0.07%	0.07%
Expenses (as a percentage of Assets)	1.12%	1.37%	1.47%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - TEMPLETON DEVELOPING MARKETS VIP FUND - USD ($)	Class 1	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 114	$ 139	$ 150
Expense Example, with Redemption, 3 Years	356	434	465
Expense Example, with Redemption, 5 Years	617	750	803
Expense Example, with Redemption, 10 Years	$ 1,363	$ 1,647	$ 1,757

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.09% of the average value of its portfolio.

Portfolio Turnover, Rate	16.09%
TEMPLETON FOREIGN VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - TEMPLETON FOREIGN VIP FUND		Class 1	Class 2	Class 4
Management Fees (as a percentage of Assets)		0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.00%	0.25%	0.35%
Other Expenses (as a percentage of Assets):		0.03%	0.03%	0.03%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	0.84%	1.09%	1.19%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.83%	1.08%	1.18%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. This arrangement cannot be terminated prior to April 30, 2027 without approval of the board of trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - TEMPLETON FOREIGN VIP FUND - USD ($)	Class 1	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 85	$ 110	$ 120
Expense Example, with Redemption, 3 Years	267	345	377
Expense Example, with Redemption, 5 Years	465	600	654
Expense Example, with Redemption, 10 Years	$ 1,037	$ 1,328	$ 1,444

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65.93% of the average value of its portfolio.

Portfolio Turnover, Rate	65.93%
TEMPLETON GLOBAL BOND VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - TEMPLETON GLOBAL BOND VIP FUND		Class 1	Class 2	Class 4
Management Fees (as a percentage of Assets)		0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees		0.00%	0.25%	0.35%
Other Expenses (as a percentage of Assets):		0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Expenses (as a percentage of Assets)	[1]	0.53%	0.78%	0.88%
Fee Waiver or Reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)
Net Expenses (as a percentage of Assets)		0.50%	0.75%	0.85%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. This arrangement cannot be terminated prior to April 30, 2027 without approval of the board of trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - TEMPLETON GLOBAL BOND VIP FUND - USD ($)	Class 1	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 51	$ 77	$ 87
Expense Example, with Redemption, 3 Years	167	247	278
Expense Example, with Redemption, 5 Years	294	431	485
Expense Example, with Redemption, 10 Years	$ 662	$ 964	$ 1,081

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.12% of the average value of its portfolio.

Portfolio Turnover, Rate	26.12%
TEMPLETON GROWTH VIP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - TEMPLETON GROWTH VIP FUND		Class 1	Class 2	Class 4
Management Fees (as a percentage of Assets)		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.00%	0.25%	0.35%
Other Expenses (as a percentage of Assets):		0.04%	0.04%	0.04%
Expenses (as a percentage of Assets)		0.94%	1.19%	1.29%
Fee Waiver or Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.87%	1.12%	1.22%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.87% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - TEMPLETON GROWTH VIP FUND - USD ($)	Class 1	Class 2	Class 4
Expense Example, with Redemption, 1 Year	$ 89	$ 114	$ 124
Expense Example, with Redemption, 3 Years	293	371	401
Expense Example, with Redemption, 5 Years	514	648	700
Expense Example, with Redemption, 10 Years	$ 1,149	$ 1,438	$ 1,550

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77.90% of the average value of its portfolio.

Portfolio Turnover, Rate	77.90%